Related Party Transaction (Details) $ / shares in Units, £ in Thousands					1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 13, 2020 USD ($) $ / shares shares	Jan. 23, 2020	Aug. 16, 2017 USD ($) shares	Dec. 16, 2016	Jan. 31, 2020	Jun. 30, 2022 USD ($)	Sep. 30, 2021 shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Nov. 13, 2020 GBP (£)
Related Party Transactions
Related party receivables						$ 34,181			$ 34,181		$ 13,648	$ 14,505
Related party payables						163,157			163,157		252,773	448,305
Expenses incurred in relation to legal services						34,000		$ 0	63,000	$ 0	32,000	100,000
Amounts payable						0			$ 0		0	0
Total revenue											$ 0	904,000
Loans receivable carrying amount	$ 335,000		$ 75,000
Loans receivable term	3 years
Abated interest rate	0.25%
Number of stock options purchased | shares	1,408,240						1,719,364				261,736
Share issue price | $ / shares	$ 1.20
Vesting period	24 months	0 years		0 years	0 years				0 years
Stock options expiration period	36 months			10 years
Loans Receivable amount kind in services per month	$ 9,000												£ 9
Shareholder loan balances totaled						74,000			$ 74,000		$ 130,000	225,000
Loans issued | shares			176,282
10Clouds
Related Party Transactions
Related party receivables						163,000			163,000		253,000
Related party payables											253,000	448,000
Related party cost						$ 219,000		$ 277,000	$ 434,000	$ 502,000	$ 1,080,000.00	$ 1,910,000